RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $)	12 Months Ended		142 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Due to Related Parties, Current	$ 23,290	$ 23,290	$ 23,290
Payments to Acquire Property, Plant, and Equipment	252,843	118,558	4,947,158
DOSA Consulting, LLC [Member]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	36,762
Due to Related Parties, Current	36,151		36,151
Related Party Transaction, Amounts of Transaction	361,904
Payments to Acquire Property, Plant, and Equipment	22,469
NMC [Member]
Net smelter return royalty to NMC	5.00%
Majority Stockholder Ownership Percentage	29.00%
Related Party Transaction, Expenses from Transactions with Related Party	62,362	101,478
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	420,000	420,000
Payments for Deposits		195,000
Due to Related Parties, Current	36,151	42,181	36,151
Related Party Transaction, Amounts of Transaction	361,904
Payments to Acquire Property, Plant, and Equipment	50,000
McNeil Consulting Group, LLC [Member]
Related Party Transaction, Expenses from Transactions with Related Party	91
Due to Related Parties, Current	12,500		12,500
Related Party Transaction, Amounts of Transaction	37,500
Former officers [Member]
Related Party Transaction, Amounts of Transaction	23,290
Directors
Related Party Transaction, Amounts of Transaction		$ 2,000